Earnings (Loss) Per Common Share from Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings (loss) per common share from continuing operations [Table Text Block]

	Years Ended December 31,
	2014	2013	2012
	(Dollars in millions, except per-share amounts; shares in thousands)
Income (loss) from continuing operations attributable to The Williams Companies, Inc. available to common stockholders for basic and diluted earnings (loss) per common share	$2,110	$441	$723
Basic weighted-average shares	719,325	682,948	619,792
Effect of dilutive securities:
Nonvested restricted stock units	2,234	1,995	2,694
Stock options	2,064	2,149	2,608
Convertible debentures	18	93	392
Diluted weighted-average shares	723,641	687,185	625,486
Earnings (loss) per common share from continuing operations:
Basic	$2.93	$.65	$1.17
Diluted	$2.91	$.64	$1.15